CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net revenues	$ 186,014	$ 149,040	$ 151,036	$ 149,648	$ 147,956	$ 150,773	$ 151,320	$ 151,528	$ 635,738	$ 601,577	$ 477,877
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)									242,661	222,452	175,929
Selling, general and administrative expenses									140,636	135,414	108,163
Financing and other transaction costs									11,817	776	20,800
Intangible assets impairment											1,236
Depreciation and amortization									149,435	139,274	120,332
Income from operations	15,573	24,249	25,425	25,942	22,217	26,167	26,947	28,330	91,189	103,661	51,417
Other income (expense):
Interest expense, net of interest income									(82,537)	(85,767)	(72,604)
Gains (Losses) on Extinguishment of Debt									(13,785)	(7,657)	(4,455)
Investment income									34,516	37,695	30,667
Other, net									(968)	(456)	601
Income from continuing operations before income taxes									28,415	47,476	5,626
Income tax expense (benefit)									13,027	17,512	661
Income from continuing operations					3,216	10,330	9,560	6,858	15,388	29,964	4,965
Discontinued operations, net of tax						1,425	(272)	24		1,177	1,206
Net income									15,388	31,141	6,171
Less: net income attributable to noncontrolling interest									321	330	531
Net income attributable to common shareholders	$ (10,706)	$ 7,642	$ 9,807	$ 8,324	$ 3,140	$ 11,694	$ 9,194	$ 6,783	15,067	30,811	5,640
Total comprehensive income attributable to common shareholders									(15,573)	75,595	(2,311)
Eliminations
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net revenues									(13,783)	(14,126)	(14,185)
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)									(13,084)	(12,947)	(14,185)
Selling, general and administrative expenses									(699)	(1,179)
Other income (expense):
Equity in earnings of subsidiaries, net									(172,484)	(173,430)	(98,649)
Income from continuing operations before income taxes									(172,484)	(173,430)	(98,649)
Income from continuing operations										(173,430)	(98,649)
Net income									(172,484)	(173,430)	(98,649)
Net income attributable to common shareholders									(172,484)	(173,430)	(98,649)
Total comprehensive income attributable to common shareholders									(110,016)	(173,430)	(98,649)
Parent | Reportable legal entity
Operating expenses:
Selling, general and administrative expenses									3,975	3,608	2,530
Financing and other transaction costs									10,808	457	11,269
Income from operations									(14,783)	(4,065)	(13,799)
Other income (expense):
Interest expense, net of interest income									36	100	(20)
Intercompany interest income (expense)									(108,366)	(103,588)	(50,126)
Equity in earnings of subsidiaries, net									94,458	98,055	48,942
Other, net									53	(18)
Income from continuing operations before income taxes									(28,602)	(9,516)	(15,003)
Income tax expense (benefit)									(43,669)	(40,327)	(20,643)
Income from continuing operations										30,811	5,640
Net income									15,067	30,811	5,640
Net income attributable to common shareholders									15,067	30,811	5,640
Total comprehensive income attributable to common shareholders									(15,573)	30,811	5,640
Subsidiary Issuer | Reportable legal entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net revenues									(7)	(60)	(15)
Operating expenses:
Selling, general and administrative expenses									126	167	385
Financing and other transaction costs									581		9,531
Income from operations									(714)	(227)	(9,931)
Other income (expense):
Interest expense, net of interest income									(82,617)	(86,090)	(71,704)
Intercompany interest income (expense)									125,932	126,918	87,717
Gains (Losses) on Extinguishment of Debt									(13,785)	(7,657)	(4,455)
Investment income									(5)	89	246
Equity in earnings of subsidiaries, net									77,156	74,479	48,272
Other, net									(553)		1
Income from continuing operations before income taxes									105,414	107,512	50,146
Income tax expense (benefit)									10,956	9,457	1,204
Income from continuing operations										98,055	48,942
Net income									94,458	98,055	48,942
Net income attributable to common shareholders									94,458	98,055	48,942
Total comprehensive income attributable to common shareholders									63,818	101,616	53,920
Guarantors | Reportable legal entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net revenues									585,148	547,635	423,303
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)									242,354	220,764	175,759
Selling, general and administrative expenses									119,649	113,942	88,664
Financing and other transaction costs									428	319
Intangible assets impairment											1,236
Depreciation and amortization									141,673	130,455	107,064
Income from operations									81,044	82,155	50,580
Other income (expense):
Interest expense, net of interest income									55	181	(816)
Intercompany interest income (expense)									(19,677)	(24,662)	(37,509)
Investment income									34,521	37,606	30,421
Equity in earnings of subsidiaries, net									870	896	1,435
Other, net									(236)	(448)	617
Income from continuing operations before income taxes									96,577	95,728	44,728
Income tax expense (benefit)									35,022	38,038	11,239
Income from continuing operations										57,690	33,489
Discontinued operations, net of tax										1,177	1,206
Net income									61,555	58,867	34,695
Less: net income attributable to noncontrolling interest									321	330	531
Net income attributable to common shareholders									61,234	58,537	34,164
Total comprehensive income attributable to common shareholders									43,418	91,395	24,816
Non-Guarantors | Reportable legal entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net revenues									64,380	68,128	68,774
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)									13,391	14,635	14,355
Selling, general and administrative expenses									17,585	18,876	16,584
Depreciation and amortization									7,762	8,819	13,268
Income from operations									25,642	25,798	24,567
Other income (expense):
Interest expense, net of interest income									(11)	42	(64)
Intercompany interest income (expense)									2,111	1,332	(82)
Other, net									(232)	10	(17)
Income from continuing operations before income taxes									27,510	27,182	24,404
Income tax expense (benefit)									10,718	10,344	8,861
Income from continuing operations										16,838	15,543
Net income									16,792	16,838	15,543
Net income attributable to common shareholders									16,792	16,838	15,543
Total comprehensive income attributable to common shareholders									$ 2,780	$ 25,203	$ 11,962